Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,179		$ 800
Accounts receivable and accrued revenues	1,236		1,075
Risk management	479		1,806
Income tax receivable	560		686
Deferred income taxes	23
Total Current Assets	5,477		4,367
Natural gas & oil properties, based on full cost accounting
Proved properties	50,953		50,690
Unproved properties	1,295		1,426
Other	3,379		2,748
Property, plant and equipment	55,627		54,864
Less: Accumulated depreciation, depletion and amortization	(45,876)	[1]	(38,807)	[1]
Property, plant and equipment, net	9,751		16,057
Cash in Reserve	54		469
Other Assets	466		395
Risk Management	111		241
Deferred Income Taxes	1,116		188
Goodwill	1,725		1,698
Total Assets	18,700		23,415
Current Liabilities
Accounts payable and accrued liabilities	2,003		2,428
Income tax payable	45		123
Risk management	5		1
Current portion of long-term debt	500		492
Deferred income taxes	59		442
Total Current Liabilities	2,612		3,486
Long-Term Debt	7,175		7,658
Other Liabilities and Provisions	2,672		2,301
Risk Management	10		6
Asset Retirement Obligation	936		875
Deferred Income Taxes			511
Total Liabilities	13,405		14,837
Commitments and Contingencies
Shareholders' Equity
Share capital - authorized unlimited common shares, without par value 2012 and 2011 issued and outstanding: 736.3 million shares	2,354		2,354
Paid in surplus	10		5
Retained earnings	2,261		5,643
Accumulated other comprehensive income	670		576
Total Shareholders' Equity	5,295		8,578
Total Liabilities and Shareholders' Equity	$ 18,700		$ 23,415

[1]	Depreciation, depletion and amortization.